Investments - Summary of Financial Information (Details) - Auven and venBio - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Securities without Readily Determinable Fair Value [Line Items]
Net investment (loss) income (for the years ended December 31)	$ (280,962)	$ (140,943)	$ 598,285
Total assets (as of December 31)	1,396,040	1,645,063	2,005,154
Total liabilities (as of December 31)	$ 30,812	$ 2,105	$ 126,407